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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02773

                                THE GATEWAY TRUST
               (Exact name of registrant as specified in charter)

       Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH 45209
               (Address of principal executive offices)          (Zip code)

                                Geoffrey Keenan
        The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600,
                              Cincinnati, OH 45209
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 719-1100

Date of fiscal year end: December 31

Date of reporting period: December 31, 2002

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC

20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.           REPORTS TO STOCKHOLDERS

                                                                GATEWAY
                                                                  FUND
                                                              -----------
                                                             ANNUAL REPORT
                                                           DECEMBER 31, 2002

            THE
          GATEWAY
           TRUST
     ----------------
      P. O. BOX 5211
CINCINNATI, OH 45201-5211
       800.354.6339

                                  GATEWAY FUND
                        TOTAL RETURNS - DECEMBER 31, 2002

                                                        Average Annual Total Return
                                         ------------------------------------------------------------   12/31/02
                                           One        Three      Five        Ten      Since Inception     Price
                                           Year       Years      Years      Years        on 12/7/77     Per Share
                                         ------------------------------------------------------------   ---------
GATEWAY FUND                              (4.86%)     (0.72%)     4.41%      6.85%         9.19%         $20.76

Lehman U. S. Intermediate
  Government/Credit Bond Index             9.83%       9.63%      7.48%      7.08%

S&P 500 Index                            (22.09%)    (14.54%)    (0.58%)     9.34%



                                                        Cumulative Total Return
                                         ----------------------------------------------------------
                                          One         Three      Five       Ten       Since Inception
                                          Year        Years      Years      Years        on 12/7/77
                                         ----------------------------------------------------------
GATEWAY FUND                              (4.86%)     (2.14%)    24.10%     94.01%       806.95%

Lehman U. S. Intermediate
  Government/Credit Bond Index             9.83%      31.78%     43.45%     98.10%

S&P 500 Index                            (22.09%)    (37.59%)    (2.88%)   144.18%

Data sources throughout this report: Gateway Investment Advisers, L.P., Thomson Financial and Lehman Brothers, Inc.

Performance data throughout this report represents past performance. The total return figures assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded by or accompanied by a prospectus.

                                  GATEWAY FUND
                               CHAIRMAN'S LETTER

Dear Shareholder:

We are indeed fortunate that extended bear markets do not occur frequently. In fact, the last time the S&P 500 Index declined for three consecutive years was 1939, 1940 and 1941. It is in these markets that the benefits of Gateway's low-risk hedged investment portfolio are tested and proven. As relentlessly as the market has declined, we have striven to produce offsetting profits from hedging transactions and to preserve capital in the long term and deliver worthwhile returns.

Patrick Rogers, portfolio manager for the Gateway Fund, and his associates focused on preserving capital in 2002 as pillars of financial strength in the equity market sequentially crumbled. The capital replacement capability of his hedging transactions is richly detailed in his letter on the following pages of this report.

During times of economic and financial stress, control of expenses is of increased importance. We are pleased to report that the efficiency of the Fund's operations maintained the total expense ratio of the Fund at 0.97% of average net assets for the second consecutive fiscal year.

We cordially invite all our shareholders to visit our website at www.gatewayfund.com for general information on the Fund's performance and activities.

Your Fund was created in 1977 to continuously exploit the cash flows that can be derived from the prudent use of hedging techniques. These cash flows are driven by volatility in the marketplace. Volatility is the measurable manifestation of investors' uncertainty. With uncertainty in plentiful supply, we look forward to the possibility of generous cash flows from hedging transactions in 2003. These cash flows help to preserve principal in falling markets and to deliver worthwhile returns over the long term while exposing investors to significantly less risk than other equity investments. We believe the Gateway Fund is uniquely suited to conservative investors in today's turbulent environment.

Cordially,

/s/ Walter G. Sall
-------------------
Walter G. Sall
Chairman

                                  GATEWAY FUND
                           PORTFOLIO MANAGER'S REPORT

The year 2002 saw the S&P 500 Index decline for the third straight year. In fact, this year's performance was the worst since 1974 and the fifth worst for the S&P 500 Index since 1928. Fortunately for Gateway Fund investors, option premiums were at historically high levels. Despite a drop of 22.09% in the S&P 500 Index for the year, the Gateway Fund's investment strategy limited the decline to 4.86%.

In the worst bear market of this generation, accumulated cash from hedging transactions was sufficient to replace nearly all the capital lost to a severely stressed equity market. Over the last three years (January 1, 2000 through December 31, 2002), the S&P 500 Index has declined by 37.59% while the Gateway Fund dropped by only 2.14%. By helping to preserve capital during times of market stress, the Fund has delivered solid results which should allow investors the opportunity to recover rapidly when the market sell-off abates.

This troubled stock market has been burdened by high-profile bankruptcies (often a sign of market shake out) and a confidence crisis as accountants and investment bankers disclosed significant information and reporting inaccuracies with respect to a number of large firms. At the federal level, 2002 saw high-level changes in leadership at the Treasury and the SEC. On the global stage, overseas governments struggled to grow their economies, even more so than the slow-growing U. S. economy. Japan, which has yet to shrug off its decade-long malaise, tried yet another bout of reforms while Europe continued the struggle to absorb the former Soviet bloc economies. Terrorism continued to occupy center stage in the Middle East.

Despite the troubled macroeconomic environment, signs began to emerge that corporate America was beginning to regain its equilibrium. Earnings growth turned positive and some pockets of strength emerged. Real estate investing enjoyed a solid year of growth and consumer spending maintained its 2001 levels. Furthermore, technical market factors drove a major rebound in the fourth quarter of 2002.

Throughout this troubled year, Gateway's low-risk strategy helped to preserve capital, allowing investors to sleep more securely and removing the need to make speculative and ill-advised investment decisions in an attempt to recover staggering losses. In fact, the Gateway Fund was favorably cited several times this past year. On January 6, 2003, The Wall Street Journal placed the Gateway Fund first in its Large-Cap Core category for annual performance in 2002 out of 920 mutual funds in this category as compiled by Lipper.

FIRST QUARTER

By the end of the first quarter, with economic measures improving rapidly, the Federal Reserve Board declared the recession officially over at its March meeting. Alan Greenspan made it clear that there was little likelihood of further interest rate cuts and that the financial markets should expect increases sometime in 2002. The bond market suffered from a loss of upward momentum while stocks found new hope in the prospects for advancing corporate profits. Stocks fully recovered from their declines in January and February, but were unable to mount a significant assault into positive territory by quarter-end. The S&P 500 Index posted only a 0.28% return for the quarter as compared to the Gateway Fund's return of 1.36%.

                                  GATEWAY FUND
                           PORTFOLIO MANAGER'S REPORT

SECOND QUARTER

The second quarter of 2002 was a transition quarter for the year as the grinding bear market which began in March 2000 returned with a vengeance. After oscillating during the first three months of the year, the S&P 500 Index fell 13.39% in the second quarter, erasing the gains from the fourth quarter of 2001. Even the Dow Jones Industrial Average declined by 10.70%, and the NASDAQ Composite Index fell a staggering 20.63%. During this horrendous quarter, the Gateway Fund was still able to provide considerable hedging value, dropping by only 6.37%.

THIRD QUARTER

The third quarter of 2002 was the most difficult experienced by investors since the fourth quarter of 1987. The S&P 500 Index declined 17.27% and experienced volatility not seen since October 1987. As volatility drove option prices to historically high levels, Gateway exploited the high call option premiums available and cashed in on some of the very high put option premiums. Taken together, option profits replaced 8.78% of the market's 17.27% loss. Despite these hefty cash flows, the Gateway Fund declined by 8.49% this quarter.

FOURTH QUARTER

Emerging from the collapse of investor confidence in the third quarter of 2002, the S&P 500 Index returned 8.43% for the fourth quarter of 2002. The Gateway Fund performed even better at 9.55% as cash flows benefited from high volatility and translated into very generous fourth quarter returns. In addition, extreme volatility surrounding the market lows that occurred on October 9 allowed the Fund to capture profits in put options. The combination of cash flows from both put and call options allowed the Gateway Fund to deliver one of the best quarterly returns in its 25-year history. As frequently occurs during severe down quarters such as the third quarter of 2002, put profits were supplemented by higher-than-average call premiums in the ensuing months. The fourth quarter results provided the final leg of an extremely successful hedging strategy implemented during a difficult third quarter. During the last six months of 2002, the Fund showed a positive return of 0.25% despite an S&P 500 Index decline of 10.30%.

GATEWAY -- A CORE, LOW-RISK ASSET

Having demonstrated its ability to help preserve value in a down market, the Gateway Fund remains poised to deliver attractive returns through its rich premium prospects. As financial markets ultimately recover their poise, the Fund will not have to utilize its generous cash flows to replace assets lost to a falling market. In fact, even a modestly performing equity market allows Gateway's net cash flows from hedging transactions to flow into total return. While consistently capturing the majority of the higher returns associated with equity market investments and with volatility less than half that of the S&P 500 Index and comparable to many bond indexes, the Gateway Fund is believed to fit well into the low-risk sector of investors' portfolios.

/s/ Patrick Rogers
----------------------
Patrick Rogers, CFA
Portfolio Manager

                                  GATEWAY FUND
                           PORTFOLIO MANAGER'S REPORT

                         GROWTH OF A $10,000 INVESTMENT
                      January 1, 1993 - December 31, 2002

[LINE GRAPH]

                                         Lehman U.S.
                                      Government/Credit
Gateway Fund       S&P 500 Index         Bond Index
------------       -------------      -----------------
 $10,000.00         $10,000.00           $10,000.00
 $10,110.00         $10,083.60           $10,194.00
 $10,187.85         $10,221.04           $10,355.07
 $10,155.65         $10,436.70           $10,396.49
 $10,175.05         $10,184.45           $10,479.66
 $10,278.63         $10,456.37           $10,456.60
 $10,336.91         $10,487.01           $10,620.77
 $10,395.42         $10,444.85           $10,646.26
 $10,538.56         $10,841.13           $10,815.54
 $10,493.04         $10,757.98           $10,859.88
 $10,591.04         $10,980.56           $10,889.20
 $10,630.23         $10,875.92           $10,828.22
 $10,740.78         $11,007.41           $10,878.03
 $10,923.75         $11,381.66           $10,998.78
 $10,822.10         $11,073.22           $10,836.00
 $10,462.95         $10,591.53           $10,657.20
 $10,558.25         $10,727.31           $10,584.73
 $10,769.28         $10,902.17           $10,592.14
 $10,605.90         $10,634.96           $10,593.20
 $10,906.78         $10,984.21           $10,745.74
 $11,084.57         $11,433.46           $10,779.06
 $11,091.41         $11,154.49           $10,679.89
 $11,276.84         $11,404.35           $10,678.82
 $11,084.54         $10,989.00           $10,630.77
 $11,338.65         $11,151.97           $10,667.97
 $11,529.09         $11,441.14           $10,847.20
 $11,697.56         $11,886.20           $11,071.73
 $11,814.75         $12,236.96           $11,134.84
 $11,910.39         $12,596.73           $11,272.91
 $11,991.38         $13,099.34           $11,613.36
 $12,035.75         $13,403.63           $11,691.16
 $12,109.63         $13,847.29           $11,692.33
 $12,168.74         $13,882.05           $11,798.73
 $12,301.74         $14,467.87           $11,883.68
 $12,338.84         $14,416.22           $12,015.59
 $12,509.49         $15,047.65           $12,173.00
 $12,590.43         $15,337.47           $12,300.81
 $12,754.23         $15,859.56           $12,406.60
 $12,709.59         $16,006.58           $12,261.44
 $12,806.44         $16,160.72           $12,197.68
 $12,970.74         $16,398.93           $12,154.99
 $13,082.81         $16,820.38           $12,145.27
 $13,194.80         $16,884.47           $12,274.01
 $12,985.13         $16,138.51           $12,310.83
 $13,164.85         $16,478.87           $12,320.68
 $13,471.85         $17,404.99           $12,491.94
 $13,637.02         $17,885.01           $12,713.04
 $13,869.80         $19,235.33           $12,880.86
 $13,916.40         $18,854.28           $12,798.42
 $14,149.78         $20,030.79           $12,848.33
 $14,164.78         $20,189.03           $12,872.74
 $14,082.62         $19,361.28           $12,783.92
 $14,369.63         $20,515.21           $12,934.77
 $14,482.86         $21,762.54           $13,042.13
 $14,679.25         $22,737.50           $13,160.81
 $14,944.06         $24,545.13           $13,427.98
 $14,694.35         $23,170.11           $13,360.84
 $15,140.76         $24,437.52           $13,515.83
 $14,905.78         $23,620.33           $13,665.85
 $15,398.56         $24,713.71           $13,695.92
 $15,635.08         $25,138.05           $13,805.48
 $15,883.99         $25,414.57           $13,986.33
 $16,116.22         $27,247.46           $13,975.15
 $16,273.83         $28,642.81           $14,019.87
 $16,439.99         $28,930.95           $14,089.97
 $16,548.00         $28,433.63           $14,192.82
 $16,797.21         $29,588.61           $14,283.66
 $16,763.96         $29,274.97           $14,333.65
 $15,915.36         $25,047.66           $14,558.69
 $16,372.93         $26,652.21           $14,924.11
 $16,939.60         $28,820.11           $14,909.19
 $17,405.44         $30,566.89           $14,907.70
 $17,551.82         $32,328.16           $14,967.33
 $17,843.18         $33,680.12           $15,049.65
 $17,868.16         $32,633.34           $14,828.42
 $18,218.91         $33,939.00           $14,939.63
 $18,519.89         $35,253.46           $14,985.94
 $18,595.08         $34,421.12           $14,870.55
 $18,921.23         $36,331.50           $14,880.96
 $18,795.79         $35,197.95           $14,867.57
 $18,896.16         $35,021.96           $14,879.46
 $18,921.29         $34,062.01           $15,017.84
 $19,372.75         $36,217.46           $15,056.89
 $19,581.78         $36,953.76           $15,074.96
 $19,826.75         $39,130.33           $15,025.21
 $19,917.95         $37,165.99           $14,969.61
 $19,993.64         $36,463.55           $15,092.37
 $20,487.48         $40,029.69           $15,249.33
 $20,563.29         $38,824.80           $15,214.25
 $20,639.37         $38,028.89           $15,238.60
 $21,074.86         $38,968.20           $15,506.79
 $21,049.57         $38,360.30           $15,624.65
 $21,735.79         $40,742.47           $15,809.02
 $21,559.73         $38,591.27           $15,952.88
 $21,382.94         $38,429.19           $16,026.26
 $20,989.49         $35,400.97           $16,244.22
 $21,136.42         $35,574.43           $16,543.11
 $21,671.17         $36,837.32           $16,814.42
 $20,897.51         $33,481.44           $16,974.16
 $20,224.61         $31,362.07           $17,104.86
 $20,786.85         $33,795.76           $17,060.39
 $20,953.15         $34,022.20           $17,155.92
 $20,860.96         $33,195.46           $17,219.40
 $20,833.84         $32,870.14           $17,577.56
 $20,115.07         $30,815.76           $17,753.34
 $19,330.58         $28,328.93           $18,012.54
 $19,626.34         $28,870.01           $18,311.55
 $20,152.32         $31,084.34           $18,128.43
 $20,394.15         $31,357.88           $18,028.72
 $20,459.41         $30,900.05           $18,122.47
 $20,291.65         $30,303.68           $18,265.64
 $20,671.10         $31,443.10           $17,989.83
 $20,152.26         $29,537.65           $18,286.66
 $20,142.18         $29,322.03           $18,469.53
 $19,352.61         $27,234.30           $18,628.37
 $18,655.91         $25,112.75           $18,848.18
 $18,887.25         $25,275.98           $19,129.02
 $17,708.68         $22,531.01           $19,471.43
 $19,100.58         $24,511.48           $19,395.49
 $19,778.65         $25,952.76           $19,378.04
 $19,400.88         $24,429.33           $19,800.48

One Year                    (4.86%)
Five Years                   4.41%
Ten Years                    6.85%

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

SHARES                                                                                 VALUE (000's)
------                                                                                 -------------
              CONSUMER DISCRETIONARY - 12.6%
              COMMON STOCKS - 93.5%
  8,200       American Greetings Corporation - Class A *                               $         129
517,250       AOL Time Warner Inc. *                                                           6,776
 12,200       AutoZone, Inc. *                                                                   862
 36,300       Bed Bath & Beyond Inc. *                                                         1,253
 39,900       Best Buy Co., Inc. *                                                               963
 14,400       Big Lots, Inc. *                                                                   190
  9,900       Black & Decker Corporation                                                         425
 11,100       Brunswick Corporation                                                              220
 72,500       Carnival Corporation                                                             1,809
  7,600       Centex Corporation                                                                 381
 26,050       Circuit City Stores - Circuit City Group                                           193
 75,700       Clear Channel Communications, Inc. *                                             2,823
285,310       Comcast Corporation - Class A *                                                  6,725
  9,100       Cooper Tire & Rubber Company                                                       140
 56,300       Costco Wholesale Corporation *                                                   1,580
 18,400       Dana Corporation                                                                   216
 21,200       Darden Restaurants, Inc.                                                           434
 68,893       Delphi Corporation                                                                 555
 10,400       Dillard's, Inc. - Class A                                                          165
 41,325       Dollar General Corporation                                                         494
 10,200       Dow Jones & Company, Inc.                                                          441
 36,200       Eastman Kodak Company                                                            1,268
 38,300       eBay Inc. *                                                                      2,598
 21,500       Family Dollar Stores, Inc.                                                         671
 24,400       Federated Department Stores, Inc. *                                                702
226,713       Ford Motor Company                                                               2,108
 18,500       Fortune Brands, Inc.                                                               860
 33,200       Gannett Co., Inc.                                                                2,384
109,400       Gap, Inc.                                                                        1,698
 69,200       General Motors Corporation                                                       2,551
 21,700       Genuine Parts Company                                                              668
 11,900       Goodyear Tire & Rubber Company                                                      81
 37,500       Harley-Davidson, Inc.                                                            1,733
 13,900       Harrah's Entertainment, Inc. *                                                     550
 21,600       Hasbro, Inc.                                                                       249
 46,500       Hilton Hotels Corporation                                                          591
287,350       Home Depot, Inc.                                                                 6,885
 10,700       International Game Technology *                                                    812
 47,700       Interpublic Group of Companies, Inc.                                               672
 33,300       J. C. Penney Company, Inc.                                                         766
 11,000       Johnson Controls, Inc.                                                             882
 15,900       Jones Apparel Group, Inc. *                                                        564
  5,900       KB HOME                                                                            253


                See accompanying notes to financial statements.

                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

SHARES                                                                                 VALUE (000's)
------                                                                                 -------------
              CONSUMER DISCRETIONARY (Continued)
 10,200       Knight-Ridder, Inc.                                                      $         645
 41,700       Kohl's Corporation *                                                             2,333
 24,200       Leggett & Platt, Incorporated                                                      543
 64,600       Limited Brands                                                                     900
 13,200       Liz Claiborne Inc.                                                                 391
 96,600       Lowe's Companies, Inc.                                                           3,623
 29,600       Marriott International, Inc. - Class A                                             973
 53,900       Mattel, Inc.                                                                     1,032
 35,700       May Department Stores Company                                                      820
  9,700       Maytag Corporation                                                                 276
156,500       McDonald's Corporation                                                           2,517
 24,100       McGraw-Hill Companies, Inc.                                                      1,457
  6,100       Meredith Corporation                                                               251
 18,700       New York Times Company - Class A                                                   855
 33,200       Newell Rubbermaid Inc.                                                           1,007
 33,000       NIKE, Inc. Class-B                                                               1,468
 16,700       Nordstrom, Inc.                                                                    317
 38,300       Office Depot, Inc. *                                                               565
 23,400       Omnicom Group Inc.                                                               1,512
  7,600       Pulte Homes, Inc.                                                                  364
 20,900       RadioShack Corporation                                                             392
  7,400       Reebok International Ltd. *                                                        218
 39,300       Sears, Roebuck and Co.                                                             941
 18,500       Sherwin-Williams Company                                                           523
  7,200       Snap-on Incorporated                                                               202
 10,900       Stanley Works                                                                      377
 58,100       Staples, Inc. *                                                                  1,063
 48,100       Starbucks Corporation *                                                            980
 24,700       Starwood Hotels & Resorts Worldwide, Inc.                                          586
112,400       Target Corporation                                                               3,372
 18,000       Tiffany & Co.                                                                      430
 65,200       TJX Companies, Inc.                                                              1,273
  8,800       TMP Worldwide Inc. *                                                                99
 26,300       Toys R Us, Inc. *                                                                  263
 37,800       Tribune Company                                                                  1,718
  7,200       Tupperware Corporation                                                             109
 28,500       Univision Communications Inc. Class A *                                            698
 13,500       VF Corporation                                                                     487
217,341       Viacom Inc. Class B *                                                            8,859
 16,109       Visteon Corp.                                                                      112
545,300       Wal-Mart Stores, Inc.                                                           27,543
252,700       Walt Disney Company                                                              4,122
 14,300       Wendy's International, Inc.                                                        387


                See accompanying notes to financial statements.

                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

SHARES                                                                                 VALUE (000's)
------                                                                                 -------------
              CONSUMER DISCRETIONARY (Continued)
  8,500       Whirlpool Corporation                                                    $         444
 36,700       Yum! Brands, Inc. *                                                                889
                                                                                       -------------
                                                                                             134,256
                                                                                       -------------
              CONSUMER STAPLES - 8.9%
  4,600       Adolph Coors Compoany - Class B                                                    282
  7,200       Alberto-Culver Company - Class B                                                   363
 46,900       Albertson's, Inc.                                                                1,044
106,000       Anheuser-Busch Companies                                                         5,130
 79,940       Archer-Daniels-Midland Company                                                     991
 29,300       Avon Products, Inc.                                                              1,578
  8,500       Brown-Forman Corporation - Class B                                                 556
 50,500       Campbell Soup Company                                                            1,185
 27,400       Clorox Company                                                                   1,130
306,200       Coca-Cola Company                                                               13,418
 55,400       Coca-Cola Enterprises Inc.                                                       1,203
 66,500       Colgate-Palmolive Company                                                        3,487
 66,300       ConAgra Foods, Inc.                                                              1,658
 48,600       CVS Corporation                                                                  1,213
 45,500       General Mills, Inc.                                                              2,136
130,100       Gillette Company                                                                 3,950
 43,400       H. J. Heinz Company                                                              1,427
 16,800       Hershey Foods Corporation                                                        1,133
 50,400       Kellogg Company                                                                  1,727
 63,600       Kimberly-Clark Corporation                                                       3,019
 95,600       Kroger Co. *                                                                     1,477
 34,800       Pepsi Bottling Group, Inc.                                                         894
213,230       PepsiCo, Inc.                                                                    9,003
255,800       Philip Morris Companies Inc.                                                    10,368
160,400       Procter & Gamble Company                                                        13,785
 10,900       R. J. Reynolds Tobacco Holdings, Inc.                                              459
 54,400       Safeway Inc. *                                                                   1,271
 96,500       Sara Lee Corporation                                                             2,172
 16,500       Supervalu, Inc.                                                                    272
 81,300       SYSCO Corporation                                                                2,422
 20,900       UST Inc.                                                                           699
126,700       Walgreen Co.                                                                     3,698
 17,400       Winn-Dixie Stores, Inc.                                                            266
 28,000       Wm. Wrigley Jr. Company                                                          1,537
                                                                                       -------------
                                                                                              94,953
                                                                                       -------------
              ENERGY - 5.6%
 11,000       Amerada Hess Corporation                                                           606
 30,847       Anadarko Petroleum Corporation                                                   1,478
 17,840       Apache Corporation                                                               1,017

                See accompanying notes to financial statements.

                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

SHARES                                                                                 VALUE (000's)
------                                                                                 -------------
              ENERGY (Continued)
  8,500       Ashland Inc.                                                             $         242
 41,600       Baker Hughes Incorporated                                                        1,339
 19,450       BJ Services Company *                                                              628
 24,900       Burlington Resources Inc.                                                        1,062
131,757       ChevronTexaco Corporation                                                        8,759
 83,731       ConocoPhillips                                                                   4,052
 19,400       Devon Energy Corporation                                                           890
 14,300       EOG Resources, Inc.                                                                571
831,332       Exxon Mobil Corporation                                                         29,047
 53,900       Halliburton Company                                                              1,008
 12,400       Kerr-McGee Corporation                                                             549
 38,800       Marathon Oil Corporation                                                           826
 17,900       Nabors Industries, Ltd. *                                                          631
 16,500       Noble Corporation *                                                                580
 46,600       Occidental Petroleum Corporation                                                 1,326
 11,600       Rowan Companies, Inc. *                                                            263
 71,700       Schlumberger Limited                                                             3,018
  9,500       Sunoco, Inc.                                                                       315
 39,680       Transocean Inc.                                                                    921
 32,000       Unocal Corporation                                                                 979
                                                                                       -------------
                                                                                              60,107
                                                                                       -------------
              FINANCIALS - 19.1%
 32,600       ACE Limited                                                                        957
 63,800       AFLAC Incorporated                                                               1,922
 87,000       Allstate Corporation                                                             3,218
 13,100       Ambac Financial Group, Inc.                                                        737
162,100       American Express Company                                                         5,730
322,536       American International Group, Inc.                                              18,659
 43,900       AmSouth Bancorporation                                                             843
 35,600       Aon Corporation                                                                    672
184,953       Bank of America Corporation                                                     12,867
 89,800       Bank of New York Company, Inc.                                                   2,152
143,930       Bank One Corporation                                                             5,261
 59,100       BB&T Corporation                                                                 2,186
 11,850       Bear Stearns Companies Inc.                                                        704
 27,600       Capital One Financial Corporation                                                  820
166,075       Charles Schwab Corporation                                                       1,802
 28,085       Charter One Financial, Inc.                                                        807
 21,200       Chubb Corporation                                                                1,107
 20,000       Cincinnati Financial Corporation                                                   751
634,665       Citigroup Inc.                                                                  22,334
 21,700       Comerica Incorporated                                                              938
 15,600       Countrywide Financial Corporation                                                  806

                See accompanying notes to financial statements.

                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

SHARES                                                                                 VALUE (000's)
------                                                                                 -------------
              FINANCIALS (Continued)
 50,800       Equity Office Properties Trust                                           $       1,269
 33,700       Equity Residential                                                                 828
123,000       Fannie Mae                                                                       7,913
 71,319       Fifth Third Bancorp                                                              4,176
 15,450       First Tennessee National Corporation                                               555
129,499       FleetBoston Financial                                                            3,147
 32,300       Franklin Resources, Inc.                                                         1,101
 86,100       Freddie Mac                                                                      5,084
 19,000       Golden West Financial Corporation                                                1,364
 58,900       Goldman Sachs Group, Inc.                                                        4,011
 31,700       Hartford Financial Services Group, Inc.                                          1,440
 58,400       Household International, Inc.                                                    1,624
 29,310       Huntington Bancshares Incorporated                                                 548
246,800       J. P. Morgan Chase & Co.                                                         5,923
 27,700       Janus Capital Group Inc.                                                           362
 17,700       Jefferson-Pilot Corporation                                                        675
 35,700       John Hancock Financial Services, Inc.                                              996
 52,400       KeyCorp                                                                          1,317
 29,600       Lehman Brothers Holdings Inc.                                                    1,577
 22,000       Lincoln National Corporation                                                       695
 23,000       Loews Corporation                                                                1,023
 66,300       Marsh & McLennan Companies, Inc.                                                 3,064
 27,200       Marshall & Ilsley Corporation                                                      745
 17,900       MBIA Inc.                                                                          785
157,700       MBNA Corporation                                                                 2,999
 53,200       Mellon Financial Corporation                                                     1,389
107,100       Merrill Lynch & Co., Inc.                                                        4,064
 86,700       MetLife, Inc.                                                                    2,344
 12,400       MGIC Investment Corporation                                                        512
133,900       Morgan Stanley                                                                   5,345
 75,500       National City Corporation                                                        2,063
 20,000       North Fork Bancorporation, Inc.                                                    675
 27,500       Northern Trust Corporation                                                         964
 23,000       Plum Creek Timber Company, Inc.                                                    543
 35,200       PNC Financial Services Group, Inc.                                               1,475
 41,700       Principal Financial Group, Inc.                                                  1,256
 27,100       Progressive Corporation                                                          1,345
 35,800       Providian Financial Corporation *                                                  232
 69,900       Prudential Financial, Inc.                                                       2,219
 27,500       Regions Financial Corporation                                                      917
 21,500       Robert Half International Inc. *                                                   346
 16,700       SAFECO Corporation                                                                 579
 23,250       Simon Property Group, Inc.                                                         792

                See accompanying notes to financial statements.

                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

SHARES                                                                                 VALUE (000's)
------                                                                                 -------------
              FINANCIALS (Continued)
 19,000       SLM Corporation                                                          $       1,973
 42,900       SouthTrust Corporation                                                           1,066
 28,200       St. Paul Companies, Inc.                                                           960
 40,300       State Street Corporation                                                         1,572
 35,200       SunTrust Banks, Inc.                                                             2,004
 37,200       Synovus Financial Corp.                                                            722
 15,100       T. Rowe Price Group Inc.                                                           412
 14,700       Torchmark Corporation                                                              537
123,829       Travelers Property Casualty Corp. - Class B *                                    1,814
 24,600       Union Planters Corporation                                                         692
 30,000       UnumProvident Corporation                                                          526
236,583       U. S. Bancorp                                                                    5,020
168,000       Wachovia Corporation                                                             6,122
117,250       Washington Mutual, Inc.                                                          4,049
209,000       Wells Fargo & Company                                                            9,796
 16,800       XL Capital Ltd. - Class A                                                        1,298
 11,200       Zions Bancorporation                                                               441
                                                                                       -------------
                                                                                             204,558
                                                                                       -------------
              HEALTH CARE - 14.0%
192,900       Abbott Laboratories                                                              7,716
 18,600       Aetna Inc.                                                                         765
 16,000       Allergan, Inc.                                                                     922
 13,100       AmerisourceBergen Corporation                                                      712
158,777       Amgen Inc. *                                                                     7,675
 17,500       Anthem, Inc. *                                                                   1,101
 25,875       Applera Corp. - Applied Biosystems Group                                           454
  6,700       Bausch & Lomb Incorporated                                                         241
 73,300       Baxter International Inc.                                                        2,052
 31,900       Becton, Dickinson and Company                                                      979
 18,500       Biogen, Inc. *                                                                     741
 32,250       Biomet, Inc.                                                                       924
 50,300       Boston Scientific Corporation *                                                  2,139
239,300       Bristol-Myers Squibb Company                                                     5,540
  6,400       C. R. Bard, Inc.                                                                   371
 54,550       Cardinal Health, Inc.                                                            3,229
 23,400       Chiron Corporation *                                                               880
 17,200       CIGNA Corporation                                                                  707
138,700       Eli Lilly and Company                                                            8,807
 22,500       Forest Laboratories, Inc. *                                                      2,210
 26,600       Genzyme Corporation *                                                              787
 38,000       Guidant Corporation *                                                            1,172
 63,450       HCA Inc.                                                                         2,633
 29,600       Health Management Associates, Inc. - Class A *                                     530

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

SHARES                                                                                 VALUE (000's)
------                                                                                 -------------
              HEALTH CARE (Continued)
 48,900       HEALTHSOUTH Corporation *                                                $         205
 20,100       Humana Inc. *                                                                      201
 34,800       IMS Health Incorporated                                                            557
367,172       Johnson & Johnson                                                               19,721
 29,899       King Pharmaceuticals Inc. *                                                        514
 11,900       Manor Care, Inc. *                                                                 221
 36,100       McKesson Corporation                                                               976
 31,200       MedImmune, Inc. *                                                                  848
150,500       Medtronic Inc                                                                    6,863
277,500       Merck & Co., Inc.                                                               15,709
  6,000       Millipore Corporation *                                                            204
761,925       Pfizer Inc.                                                                     23,292
159,468       Pharmacia Corporation                                                            6,666
 11,200       Quest Diagnostics Incorporated *                                                   637
 14,600       Quintiles Transnational Corp. *                                                    177
181,200       Schering-Plough Corporation                                                      4,023
 22,000       St. Jude Medical, Inc. *                                                           874
 24,600       Stryker Corporation                                                              1,651
 60,200       Tenet Healthcare Corporation *                                                     987
 37,800       UnitedHealth Group Incorporated                                                  3,156
 13,200       Watson Pharmaceuticals, Inc. *                                                     373
 18,400       Wellpoint Health Networks Inc. *                                                 1,309
163,900       Wyeth                                                                            6,130
 24,220       Zimmer Holdings, Inc. *                                                          1,006
                                                                                       -------------
                                                                                             149,587
                                                                                       -------------
              INDUSTRIALS - 10.8%
 48,300       3M Co.                                                                           5,955
 24,500       Allied Waste Industries, Inc. *                                                    245
 24,325       American Power Conversion Corporation *                                            369
  9,050       American Standard Companies Inc. *                                                 644
 11,150       AMR Corporation *                                                                   74
 21,600       Apollo Group, Inc. - Class A *                                                     950
 73,900       Automatic Data Processing, Inc.                                                  2,901
 13,600       Avery Dennison Corporation                                                         831
103,852       Boeing Company                                                                   3,426
 46,700       Burlington Northern Santa Fe Corporation                                         1,215
 42,600       Caterpillar Inc.                                                                 1,948
127,900       Cendant Corporation *                                                            1,340
 21,100       Cintas Corporation                                                                 965
 62,900       Concord EFS, Inc. *                                                                990
 21,500       Convergys Corporation *                                                            326
 11,400       Cooper Industries, Ltd. - Class A                                                  416
  7,400       Crane Co.                                                                          147

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

SHARES                                                                                 VALUE (000's)
------                                                                                 -------------
              INDUSTRIALS (Continued)
   26,400     CSX Corporation                                                          $         747
    5,100     Cummins, Inc.                                                                      143
   18,900     Danaher Corporation                                                              1,242
   29,600     Deere & Company                                                                  1,357
   15,200     Delta Air Lines, Inc.                                                              184
    7,700     Deluxe Corporation                                                                 324
   25,000     Dover Corporation                                                                  729
    8,800     Eaton Corporation                                                                  687
   52,000     Emerson Electric Co.                                                             2,644
   17,600     Equifax Inc.                                                                       407
   37,000     FedEx Corp.                                                                      2,006
   93,000     First Data Corporation                                                           3,293
   23,750     Fiserv, Inc. *                                                                     806
    9,900     Fluor Corporation                                                                  277
   24,900     General Dynamics Corporation                                                     1,976
1,228,936     General Electric Company                                                        29,925
   13,400     Goodrich Corporation                                                               245
   22,400     H&R Block, Inc.                                                                    900
  101,700     Honeywell International Inc.                                                     2,441
   38,000     Illinois Tool Works Inc.                                                         2,465
   21,000     Ingersoll-Rand Company                                                             904
   11,300     ITT Industries, Inc.                                                               686
   56,300     Lockheed Martin Corporation                                                      3,251
   60,800     Masco Corporation                                                                1,280
    7,900     McDermott International, Inc. *                                                     35
   18,700     Moody's Corporation                                                                772
    7,500     Navistar International Corporation *                                               182
   48,100     Norfolk Southern Corporation                                                       962
   22,546     Northrop Grumman Corporation                                                     2,187
   14,400     PACCAR Inc.                                                                        664
   15,100     Pall Corporation                                                                   252
   14,600     Parker-Hannifin Corporation                                                        674
   46,500     Paychex, Inc.                                                                    1,297
   29,400     Pitney Bowes Inc.                                                                  960
    9,825     Power-One, Inc. *                                                                   56
   14,100     R. R. Donnelley & Sons Company                                                     307
   50,000     Raytheon Company                                                                 1,538
   23,100     Rockwell Automation, Inc.                                                          478
   22,700     Rockwell Collins                                                                   528
    7,700     Ryder System, Inc.                                                                 173
   17,649     Sabre Holdings Corporation *                                                       320
   95,850     Southwest Airlines Co.                                                           1,332
   17,000     Textron Inc.                                                                       731

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

SHARES                                                                                 VALUE (000's)
------                                                                                 -------------
              INDUSTRIALS (Continued)
  7,200       Thomas & Betts Corporation *                                             $         122
246,803       Tyco International Ltd.                                                          4,215
 31,400       Union Pacific Corporation                                                        1,880
137,900       United Parcel Service, Inc. Class B                                              8,699
 58,500       United Technologies Corporation                                                  3,624
 11,300       W. W. Grainger, Inc.                                                               583
 75,100       Waste Management, Inc.                                                           1,721
                                                                                       -------------
                                                                                             115,953
                                                                                       -------------
              INFORMATION TECHNOLOGY - 13.3%
 98,525       ADC Telecommunications, Inc. *                                                     206
 29,400       Adobe Systems Incorporated                                                         732
 42,525       Advanced Micro Devices, Inc. *                                                     275
 57,625       Agilent Technologies, Inc. *                                                     1,035
 47,300       Altera Corporation *                                                               584
 45,200       Analog Devices, Inc. *                                                           1,079
 12,100       Andrew Corporation *                                                               124
 44,250       Apple Computer, Inc. *                                                             634
203,900       Applied Materials, Inc. *                                                        2,657
 20,600       Applied Micro Circuits Corporation *                                                76
 14,000       Autodesk, Inc.                                                                     200
 34,603       Avaya Inc. *                                                                        85
 29,250       BMC Software, Inc. *                                                               500
 34,200       Broadcom Corporation - Class A *                                                   515
 53,400       CIENA Corporation *                                                                274
892,975       Cisco Systems, Inc. *                                                           11,698
 21,200       Citrix Systems, Inc. *                                                             261
 70,800       Computer Associates International, Inc.                                            956
 21,300       Computer Sciences Corporation *                                                    734
 46,700       Compuware Corporation *                                                            224
 23,225       Comverse Technology, Inc. *                                                        233
121,975       Corning Incorporated *                                                             404
320,000       Dell Computer Corporation *                                                      8,557
 17,400       Electronic Arts Inc. *                                                             866
 58,800       Electronic Data Systems Corporation                                              1,084
271,763       EMC Corporation *                                                                1,669
 40,250       Gateway, Inc. *                                                                    126
377,055       Hewlett-Packard Company                                                          6,546
817,428       Intel Corporation                                                               12,727
208,700       International Business Machines Corporation                                     16,174
 25,400       Intuit Inc. *                                                                    1,192
 24,600       Jabil Circuit, Inc. *                                                              441
174,050       JDS Uniphase Corporation *                                                         430
 23,400       KLA-Tencor Corporation *                                                           828

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

SHARES                                                                                 VALUE (000's)
------                                                                                 -------------
              INFORMATION TECHNOLOGY (Continued)
 15,500       Lexmark International, Inc. *                                            $         938
 38,700       Linear Technology Corporation                                                      995
 30,225       LSI Logic Corporation *                                                            174
232,440       Lucent Technologies Inc. *                                                         293
 39,800       Maxim Integrated Products, Inc. *                                                1,315
 10,450       Mercury Interactive Corporation *                                                  310
 74,800       Micron Technology, Inc. *                                                          729
660,500       Microsoft Corporation *                                                         34,148
 23,875       Molex Incorporated                                                                 550
234,171       Motorola, Inc.                                                                   2,026
 22,500       National Semiconductor Corporation *                                               338
 12,100       NCR Corporation *                                                                  287
 41,750       Network Appliance, Inc. *                                                          417
 45,150       Novell, Inc. *                                                                     151
 18,400       Novellus Systems, Inc. *                                                           517
 10,600       NVIDIA Corporation *                                                               122
661,548       Oracle Corporation *                                                             7,145
 23,150       Parametric Technology Corporation *                                                 58
 38,900       PeopleSoft, Inc. *                                                                 712
  8,700       PerkinElmer, Inc.                                                                   72
 12,500       PMC-Sierra, Inc. *                                                                  69
 11,550       QLogic Corporation *                                                               399
 97,200       QUALCOMM Incorporated *                                                          3,537
 24,200       Rational Software Corporation *                                                    251
 45,300       Sanmina-SCI Corporation *                                                          203
 19,075       Scientific-Atlanta, Inc.                                                           226
 33,500       Siebel Systems, Inc. *                                                             251
 68,800       Solectron Corporation *                                                            244
384,775       Sun Microsystems, Inc. *                                                         1,197
 35,100       SunGard Data Systems Inc. *                                                        827
 28,650       Symbol Technologies, Inc.                                                          235
 10,700       Tektronix, Inc. *                                                                  195
 50,800       Tellabs, Inc. *                                                                    369
 22,700       Teradyne, Inc. *                                                                   295
213,700       Texas Instruments Incorporated                                                   3,208
 20,300       Thermo Electron Corporation *                                                      408
 40,300       Unisys Corporation *                                                               399
 50,776       VERITAS Software Corporation *                                                     793
 15,900       Waters Corporation *                                                               346
 91,000       Xerox Corporation *                                                                732
 41,700       Xilinx, Inc. *                                                                     859
 73,075       Yahoo! Inc. *                                                                    1,195
                                                                                       -------------
                                                                                             141,661
                                                                                       -------------

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

SHARES                                                                                 VALUE (000's)
------                                                                                 -------------
              MATERIALS - 2.7%
 28,300       Air Products and Chemicals, Inc.                                         $       1,210
104,520       Alcoa Inc.                                                                       2,381
  9,973       Allegheny Technologies Incorporated                                                 62
  7,000       Ball Corporation                                                                   358
  6,600       Bemis Company, Inc.                                                                328
  7,200       Boise Cascade Corporation                                                          182
112,798       Dow Chemical Company                                                             3,350
122,800       E. I. du Pont de Nemours and Company                                             5,207
  9,600       Eastman Chemical Company                                                           353
 16,000       Ecolab Inc.                                                                        792
 15,700       Engelhard Corporation                                                              351
 17,900       Freeport-McMoRan Copper & Gold, Inc. - Class B *                                   300
 29,938       Georgia-Pacific Group                                                              484
  6,200       Great Lakes Chemical Corporation                                                   148
 13,500       Hercules Incorporated *                                                            119
 11,700       International Flavors & Fragrances Inc.                                            411
 59,126       International Paper Company                                                      2,068
 13,000       Louisiana-Pacific Corporation *                                                    105
 24,725       MeadWestvaco Corporation                                                           611
 32,495       Monsanto Company                                                                   625
 49,500       Newmont Mining Corporation                                                       1,437
  9,700       Nucor Corporation                                                                  401
 19,600       Pactiv Corporation *                                                               428
 11,000       Phelps Dodge Corporation *                                                         348
 21,000       PPG Industries, Inc.                                                             1,053
 20,000       Praxair, Inc.                                                                    1,155
 27,500       Rohm and Haas Company                                                              893
 10,400       Sealed Air Corporation *                                                           388
  8,900       Sigma-Aldrich Corporation                                                          433
  6,700       Temple-Inland Inc.                                                                 300
 12,700       United States Steel Corporation                                                    167
 12,600       Vulcan Materials Company                                                           472
 27,200       Weyerhaeuser Company                                                             1,338
 10,600       Worthington Industries, Inc.                                                       162
                                                                                       -------------
                                                                                              28,420
                                                                                       -------------
              TELECOMMUNICATION SERVICES - 3.9%
 38,600       ALLTEL Corporation                                                               1,969
 95,321       AT&T Corp.                                                                       2,489
336,309       AT&T Wireless Services Inc. *                                                    1,900
229,500       BellSouth Corporation                                                            5,937
 17,600       CenturyTel, Inc.                                                                   517
 35,000       Citizens Communications Company *                                                  369
116,150       Nextel Communications, Inc. - Class A *                                          1,342

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

SHARES                                                                                 VALUE (000's)
------                                                                                 -------------
              TELECOMMUNICATION SERVICES (Continued)
209,264       Qwest Communications International Inc. *                                $       1,046
410,256       SBC Communications Inc.                                                         11,122
110,650       Sprint Corp. - FON Group                                                         1,602
 79,800       Sprint Corp. - PCS Group *                                                         350
338,118       Verizon Communications Inc.                                                     13,102
                                                                                       -------------
                                                                                              41,745
                                                                                       -------------
              UTILITIES - 2.6%
 38,700       AES Corporation *                                                                  117
  8,700       Allegheny Energy, Inc.                                                              66
 19,000       Ameren Corporation                                                                 790
 42,000       American Electric Power Company, Inc.                                            1,148
 36,200       Calpine Corporation *                                                              118
 37,700       CenterPoint Energy, Inc.                                                           320
 20,900       Cinergy Corp.                                                                      705
 17,800       CMS Energy Corporation                                                             168
 26,500       Consolidated Edison, Inc.                                                        1,135
 20,400       Constellation Energy Group                                                         568
 38,117       Dominion Resources, Inc.                                                         2,093
 20,800       DTE Energy Company                                                                 965
110,400       Duke Energy Corporation                                                          2,157
 25,900       Dynegy Inc. - Class A                                                               31
 40,500       Edison International *                                                             480
 64,436       El Paso Corporation                                                                448
 27,600       Entergy Corporation                                                              1,258
 40,150       Exelon Corporation                                                               2,119
 36,880       FirstEnergy Corp.                                                                1,216
 22,700       FPL Group, Inc.                                                                  1,365
 17,600       KeySpan Corporation                                                                620
 15,000       Kinder Morgan, Inc.                                                                634
 26,423       Mirant Corporation *                                                                50
  5,400       NICOR Inc.                                                                         184
 27,453       NiSource Inc.                                                                      549
  4,500       Peoples Energy Corporation                                                         174
 49,900       PG&E Corporation *                                                                 694
 11,000       Pinnacle West Capital Corporation                                                  375
 20,400       PPL Corporation                                                                    707
 29,053       Progress Energy, Inc.                                                            1,259
 27,200       Public Service Enterprise Group Incorporated                                       873
 25,400       Sempra Energy                                                                      601
 88,300       Southern Company                                                                 2,507
 21,800       TECO Energy, Inc.                                                                  337
 36,000       TXU Corporation                                                                    672
 47,200       Williams Companies, Inc.                                                           127

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

SHARES                                                                                 VALUE (000's)
------                                                                                 -------------
              UTILITIES (Continued)
    49,235    Xcel Energy, Inc.                                                        $         542
                                                                                       -------------
                                                                                              28,172
                                                                                       -------------
              Total common stocks (cost $1,026,414)                                          999,412
                                                                                       -------------
CONTRACTS
              PUT OPTIONS - 0.3%
     8,965    On S&P 500 Index expiring January 18, 2003 at 800                                2,779
                                                                                       -------------
                   Total put options (cost $8,893)
              REPURCHASE AGREEMENT - 6.6% **
              1.05% repurchase agreement with U.S. Bank, N.A.
                   dated December 31, 2002, due January 2, 2003
                   (repurchase proceeds $70,742)                                              70,738
                                                                                       -------------

                   Total common stocks, put options and repurchase
                     agreement - 100.4%                                                    1,072,929
                                                                                       -------------

              CALL OPTIONS - (0.9)% ***
    (2,861)   On S&P 500 Index expiring January 18, 2003 at 900                               (2,775)
    (2,882)   On S&P 500 Index expiring January 18, 2003 at 925                                 (922)
    (2,101)   On S&P 500 Index expiring January 18, 2003 at 950                                 (173)
    (3,517)   On S&P 500 Index expiring February 22, 2003 at 925                              (5,311)
                                                                                       -------------
                   Total call options outstanding (premiums received $24,888)                 (9,181)

              OTHER ASSETS AND LIABILITIES, NET - 0.5%                                         4,700
                                                                                       -------------
              NET ASSETS - 100.0%                                                      $   1,068,448
                                                                                       =============

  *   Non-income producing.

 ** Repurchase agreement fully collateralized by U. S. Government Agency obligations.

*** The aggregate value of investments that covers outstanding call options is $999,412,000.

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
            STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                                             (000's)
ASSETS:
Common stocks, at value (cost $1,026,414)                                              $     999,412
Put options, at value (cost $8,893)                                                            2,779
Repurchase agreement                                                                          70,738
Receivable for investments sold                                                                2,762
Receivable for Fund shares sold                                                                2,585
Dividends and interest receivable                                                              1,630
Other assets                                                                                      31
                                                                                       -------------
    Total assets                                                                           1,079,937
                                                                                       -------------
LIABILITIES:
Call options outstanding, at value (premiums received $24,888)                                 9,181
Payable for Fund shares redeemed                                                               1,929
Accrued distribution expenses                                                                    305
Payable for investments purchased                                                                 29
Accrued investment advisory and management fees                                                   17
Other accrued expenses and liabilities                                                            28
                                                                                       -------------
    Total liabilities                                                                         11,489
                                                                                       -------------
NET ASSETS                                                                             $   1,068,448
                                                                                       =============
NET ASSETS CONSIST OF:
Paid-in capital                                                                        $   1,119,065
Undistributed net investment income                                                               69
Accumulated net realized loss on investment transactions                                     (33,277)
Net unrealized depreciation on investments                                                   (17,409)
                                                                                       -------------
    Net assets                                                                         $   1,068,448
                                                                                       =============
FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                                         51,468
                                                                                       =============
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE                                                           $       20.76
                                                                                       =============

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
         STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                            (000's)
INVESTMENT INCOME:
Dividends                                                                              $     18,836
Interest                                                                                        510
                                                                                       ------------
  Total investment income                                                                    19,346
                                                                                       ------------
EXPENSES:
Investment advisory and management fees                                                       6,940
Distribution expenses                                                                         4,081
Standard & Poor's licensing fees                                                                100
Trustees' fees                                                                                   99
Professional fees                                                                                76
Registration fees                                                                                66
Custodian fees                                                                                   51
Insurance expense                                                                                41
Other expenses                                                                                   50
                                                                                       ------------
  Total expenses                                                                             11,504
                                                                                       ------------
NET INVESTMENT INCOME                                                                         7,842
                                                                                       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on investment transactions:
Common stocks                                                                              (181,797)
Call options expired and closed                                                             176,287
Put options expired and closed                                                               51,077
                                                                                       ------------
  Net realized gain on investment transactions                                               45,567
                                                                                       ------------
Change in unrealized appreciation/depreciation on investments:
Common stocks                                                                              (128,396)
Call options                                                                                  4,223
Put options                                                                                       9
                                                                                       ------------
  Net change in unrealized appreciation/depreciation on investments                        (124,164)
                                                                                       ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                             (78,597)
                                                                                       ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                             $    (70,755)
                                                                                       ============

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                  (000's)

                                                                                            Year Ended December 31,
                                                                                      -----------------------------------
                                                                                           2002                 2001
                                                                                      --------------        -------------
FROM OPERATIONS:
Net investment income                                                                 $       7,842         $      6,246
Net realized gain (loss) on investment transactions                                          45,567              (47,881)
Net change in unrealized appreciation/depreciation on investments                          (124,164)             (22,934)
                                                                                      -------------         ------------
    Net decrease in net assets from operations                                              (70,755)             (64,569)
                                                                                      -------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                                   (7,816)              (6,251)
From net realized gain on investment transactions                                                                 (1,417)
                                                                                      -------------         ------------
    Decrease in net assets from distributions to shareholders                                (7,816)              (7,668)
                                                                                      -------------         ------------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                                   364,690              609,324
Net asset value of shares issued in reinvestment of distributions to shareholders             6,936                6,827
Payments for shares redeemed                                                               (509,738)            (749,835)
                                                                                      -------------         ------------
    Net decrease in net assets from Fund shares transactions                               (138,112)            (133,684)
                                                                                      -------------         ------------
NET DECREASE IN NET ASSETS                                                                 (216,683)            (205,921)

NET ASSETS:
Beginning of year                                                                         1,285,131            1,491,052
                                                                                      -------------         ------------
End of year                                                                           $   1,068,448         $  1,285,131
                                                                                      =============         ============
UNDISTRIBUTED NET INVESTMENT INCOME                                                   $          69         $         43
                                                                                      =============         ============
FUND SHARE TRANSACTIONS:
Shares sold                                                                                  17,144               27,087
Shares issued in reinvestment of distributions to shareholders                                  334                  309
Shares redeemed                                                                             (24,465)             (34,000)
                                                                                      -------------         ------------
    Net decrease in Fund shares outstanding                                                  (6,987)              (6,604)
Shares outstanding, beginning of year                                                        58,455               65,059
                                                                                      -------------         ------------
Shares outstanding, end of year                                                              51,468               58,455
                                                                                      =============         ============

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
    FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT
                                   EACH YEAR

                                                                       Year Ended December 31,
                                                   -------------------------------------------------------------
                                                       2002         2001          2000         1999       1998
                                                   ----------    ----------    ----------   ---------   --------
BEGINNING NET ASSET VALUE                          $    21.98    $    22.92    $    23.67   $   21.02   $  18.85
                                                   ----------    ----------    ----------   ---------   --------
INVESTMENT OPERATIONS:
Net investment income                                    0.15          0.11          0.08        0.07       0.12
Net gain (loss) on investments                          (1.22)        (0.92)         1.49        2.65       2.18
                                                   ----------    ----------    ----------   ---------   --------
    Total from investment operations                    (1.07)        (0.81)         1.57        2.72       2.30
                                                   ----------    ----------    ----------   ---------   --------
DISTRIBUTIONS:
Dividends from net investment income                    (0.15)        (0.11)        (0.08)      (0.07)     (0.12)
Distributions from net realized gain                       --         (0.02)        (2.24)         --      (0.01)
                                                   ----------    ----------    ----------   ---------   --------
    Total distributions                                 (0.15)        (0.13)        (2.32)      (0.07)     (0.13)
                                                   ----------    ----------    ----------   ---------   --------
ENDING NET ASSET VALUE                             $    20.76    $    21.98    $    22.92   $   23.67   $  21.02
                                                   ==========    ==========    ==========   =========   ========
TOTAL RETURN                                            (4.86%)       (3.53%)        6.61%      12.97%     12.26%

ENDING NET ASSETS (000's)                          $1,068,448    $1,285,131    $1,491,052   $ 922,128   $464,200

AVERAGE NET ASSETS RATIOS:
Total expenses                                           0.97%         0.97%         0.98%       0.98%      0.99%
Net investment income                                    0.66%         0.43%         0.33%       0.37%      0.66%

PORTFOLIO TURNOVER RATE                                    13%           18%           22%         11%        12%

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
               NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002

1.       SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of two diversified mutual funds. The financial statements of the Gateway Fund (the Fund) are included in this report. The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by investing in the 500 common stocks included in the S&P 500 Index and by selling call options on its indexed portfolio. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies:

Investments valuation - The Fund normally values common stocks at the last reported sales price as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time). The Fund values option contracts (both purchased and written) at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

Investment transactions, investment income and expenses - Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the Board of Trustees.

Distributions to shareholders - Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually. On December 30, 2002, the Fund declared and paid an ordinary income dividend of $7,816,000 or $0.1525 per share to shareholders of record on December 27, 2002.

Federal income taxes - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

At December 31, 2002, on a tax basis, the Fund had undistributed ordinary income of $69,000; a net capital loss carryforward expiring December 31, 2010 of $2,865,000; and, based on a $1,040,832,000 tax cost of common stocks and options, gross unrealized appreciation of $104,776,000 and gross unrealized depreciation of $152,598,00. The difference between the book basis and tax basis of distributable earnings resulted from the tax deferral of losses on wash sales and the tax recognition of net unrealized appreciation on open option contracts at December 31, 2002. There were no differences between the book basis and tax basis of distributions paid for the years ended December 31, 2002 and 2001.

Repurchase agreements - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

                                  GATEWAY FUND
               NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.       TRANSACTIONS WITH AFFILIATES
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows for the payment of distribution expenses related to the sale and distribution of its shares. In any year, distribution expenses cannot exceed 0.50% of the Fund's average daily net assets. The Fund also pays the Adviser an investment advisory and management fee under the terms of a Management Agreement at an annual rate of 0.925% of the Fund's average daily net assets minus all distribution expenses incurred by the Fund. The Adviser receives no separate fee for its transfer agency, fund accounting and other services to the Fund, and the Adviser pays the Fund's expenses of reporting to shareholders under the Management Agreement.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 1.50% of the Fund's average daily net assets, the Adviser has agreed to reduce its fee as necessary to limit the Fund's expenses to this level.

For the year ended December 31, 2002, the Fund paid $227,000 in commissions to broker/dealer subsidiaries of Deutsche Bank AG, which may be deemed to be affiliates of the Adviser.

3.       INVESTMENT TRANSACTIONS
For the year ended December 31, 2002, cost of purchases of investment securities (excluding short-term investments) totaled $172,466,000 and proceeds from sales totaled $149,422,000.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the year ended December 31, 2002, transactions in written options were as follows:

                                                        Contracts      Premiums (000's)
                                                        ---------      ----------------
Outstanding at December 31, 2001                          11,206          $   43,405
Options written                                          102,500             244,738
Options terminated in closing purchase transactions      (75,921)           (195,662)
Options expired                                          (26,424)            (67,593)
                                                         -------          ----------
Outstanding at December 31, 2002                          11,361          $   24,888
                                                         =======          ==========

4.       BANK LINE OF CREDIT
The Fund has an uncommitted $55 million bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, expiring October 31, 2003, bear interest at the bank's prime rate minus 0.50%. There are no fees associated with maintaining this facility. During the year ended December 31, 2002, there were no borrowings on this line of credit.

                                  GATEWAY FUND
                         REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the Gateway Fund of The Gateway
Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Gateway Fund (one of the funds constituting The Gateway Trust) as of December 31, 2002, the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights presented herein for each of the respective years ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on the statement of changes in net assets and financial highlights in their report dated January 17, 2002.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gateway Fund of The Gateway Trust as of December 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                              ERNST & YOUNG LLP

Cincinnati, Ohio
January 17, 2003

                                  GATEWAY FUND
             MANAGEMENT INFORMATION - DECEMBER 31, 2002 (UNAUDITED)

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH TRUSTEE WHO IS NOT AN "INTERESTED PERSON" OF THE GATEWAY TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

James M. Anderson, Cincinnati Children's Hospital Medical Center, 3333 Burnet Avenue, Cincinnati, Ohio 45229; Trustee of The Gateway Trust since April 1997; Trustee of the Gateway Variable Insurance Trust since October 2002; Oversees Three Portfolios in Fund Complex*; Cincinnati Children's Hospital Medical Center, President and Chief Executive Officer since November 1996; Trustee of Cincinnati Children's Hospital Medical Center; Director of Union Central Life; Director of Cincinnati Stock Exchange. Age 61.

Stefen F. Brueckner, The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Trustee of The Gateway Trust since October 1992; Oversees Two Portfolios in Fund Complex*; Humana, Inc. (insurance), Vice President Market Operations since July 2001; ProMutual Group (insurance), President and Chief Executive Officer from 1998 to 2000; Anthem Companies, Inc. (insurance), President and Chief Executive Officer from 1995 to 1998. Age 53.

Kenneth A. Drucker, Sequa Corporation, 200 Park Avenue, New York, New York 10166; Trustee of The Gateway Trust since April 1986; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex*; Sequa Corporation (industrial equipment), Vice President and Treasurer since 1987. Age 57.

Beverly J. Fertig, The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Trustee of The Gateway Trust since September 1988; Oversees Two Portfolios in Fund Complex*; National Association of Securities Dealers, Inc., Arbitrator since January 1992. Age 72.

R. S. (Dick) Harrison, 4040 Mt. Carmel Road, Cincinnati, Ohio 45244; Trustee of The Gateway Trust since April 1996; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex*; Retired; Director of Anderson Bank Company of Cincinnati, Ohio. Age 71.

William Harding Schneebeck, 251 Indian Harbor Road, Vero Beach, Florida 32963; Trustee of The Gateway Trust since April 1986; Oversees Two Portfolios in Fund Complex*; Retired. Age 74.

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH TRUSTEE WHO IS AN "INTERESTED PERSON" OF THE GATEWAY TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940. EACH IS A DIRECTOR, OFFICER AND EMPLOYEE OF THE TRUST'S ADVISER, AND AN OFFICER AND A TRUSTEE OF THE TRUST.

Walter G. Sall, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Chairman of The Gateway Trust since December 1977 and Trustee of The Gateway Trust since April 1986; Chairman and Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex*; Gateway Investment Advisers, L.P., Chairman and Chief Executive Officer since 1995; Director of Melmedica Children's Healthcare, Inc.; Director of Anderson Bank Company of Cincinnati, Ohio. Age 58.

J. Patrick Rogers, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; President of The Gateway Trust since January 1997 and Trustee of The Gateway Trust since December 1998; Co-Portfolio Manager of the Gateway Fund from 1994 to 1997; Portfolio Manager of the Gateway Fund since 1997; Portfolio Manager of the Cincinnati Fund since 1994; Portfolio Manager of the Gateway VIT Fund since 2001; President of the Gateway Variable Insurance Trust since October 2001; Oversees Two Portfolios in Fund Complex*; Gateway Investment Advisers, L.P., President since 1995. Age 38.

                                  GATEWAY FUND
             MANAGEMENT INFORMATION - DECEMBER 31, 2002 (UNAUDITED)

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH OFFICER OF THE GATEWAY TRUST AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940.

Gary H. Goldschmidt, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Vice President and Treasurer of The Gateway Trust since April 2000; Vice President and Treasurer of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., Controller since December 1999; Countrywide Fund Services, Inc. (mutual fund service provider), Vice President and Financial Reporting Manager from 1993 to 1999. Age 40.

Geoffrey Keenan, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Vice President of The Gateway Trust since April 1996; Vice President of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., Executive Vice President and Chief Operating Officer since December 1995. Age 44.

Donna M. Squeri, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Secretary of The Gateway Trust since October 1995; Secretary of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., General Counsel since December 1995. Age 43.

* As of December 31, 2002, "Fund Complex" refers to The Gateway Trust and the Gateway Variable Insurance Trust.

The Statement of Additional Information includes additional information regarding the Trustees and is available without charge, upon request, by calling 800.354.6339.

                                  GATEWAY FUND
                   CHANGE IN INDEPENDENT AUDITOR (UNAUDITED)

On August 13, 2002, Arthur Andersen LLP (Arthur Andersen) was dismissed as independent auditor of the Fund, and Ernst & Young LLP (Ernst & Young) was selected as the Fund's new independent auditor. The Fund's selection of Ernst & Young as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

Arthur Andersen's reports on the Fund's financial statements for the years ended December 31, 2001 and 2000 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years, and through the date of Arthur Andersen's dismissal, there were no disagreements between the Fund and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.

                                    WEB SITE

              For general information regarding the Gateway Fund,

                        visit us at www.gatewayfund.com

                              -------------------

                                 AFFORDABILITY

                       $1,000 Minimum Initial Investment

                      $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                           No Annual Account Charges

                               No-Fee IRA Account

                              -------------------

                                  CONVENIENCE

                 Free Telephone Exchanges Between Gateway Funds

                          Automatic Investment Program

                         Systematic Withdrawal Program

                             Telephone Redemptions

                              -------------------

                                  FLEXIBILITY

                   Available for numerous investment options:

                                  Individuals

                                      IRAs

                                     Trusts

                                 Pension Plans

                                Gifts to Minors

                                                                 CINCINNATI(R)
                                                                 ====FUND=====

                CINCINNATI(R)                                   ANNUAL REPORT
                ====FUND=====                                  DECEMBER 31, 2002

P.O. BOX 5211 - CINCINNATI, OHIO 45210-5211
               (800) 354-5525

                               CINCINNATI FUND(R)

                        Total Returns - December 31, 2002

                                            Average Annual Total Return
                             -------------------------------------------------------   12/31/02
                                One          Three        Five       Since Inception     Price
                                Year         Years        Years         on 11/7/94     Per Share
                             ---------     ---------    ---------    ---------------   ---------
CINCINNATI FUND(R)            (13.22%)       (4.27%)      (1.21%)          8.56%         $15.43

S&P 500 Index                 (22.09%)      (14.54%)      (0.58%)

Russell 2000 Index            (20.48%)       (7.54%)      (1.36%)

                                              Cumulative Total Return
                             -------------------------------------------------------
                                One          Three         Five      Since Inception
                                Year         Years         Years       on 11/7/94
                             ---------     ---------    ---------    ---------------
CINCINNATI FUND(R)            (13.22%)      (12.28%)      (5.90%)         95.25%

S&P 500 Index                 (22.09%)      (37.59%)      (2.88%)

Russell 2000 Index            (20.48%)      (20.97%)      (6.61%)

Data sources throughout this report: Gateway Investment Advisers, L.P. and Thomson Financial.

Performance data throughout this report represents past performance. The total return figures assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded by or accompanied by a prospectus.

                               CINCINNATI FUND(R)

                               Chairman's Letter

Dear Shareholder:

The Greater Cincinnati business community has a long record of fiscal conservatism. As stock markets deteriorated for the third consecutive year, Greater Cincinnati companies demonstrated their ability to bend but not break under prolonged economic strain. The publicly owned companies represented in the Cincinnati Fund's diversified portfolio deliver real products and services that tend to be less affected by the kind of economic and financial turmoil that clouded most of 2002.

Portfolio manager Patrick Rogers works hard to fully represent the regional business environment in the Cincinnati Fund's portfolio. His report on the following pages highlights market conditions during the past year that helped the portfolio outperform both the S&P 500 Index and the Russell 2000 Index.

The character of Greater Cincinnati's hard-working citizens and the integrity of its business leaders have contributed to a long history of investment success. In 2002, we were reminded just how much integrity on the part of business leaders factors into continued investment success. As always, the Cincinnati Fund will strive to deliver the financial benefits of its largely-conservative, well-run businesses as efficiently as possible.

Cordially,

/s/ Walter G. Sall
---------------------
    Walter G. Sall
    Chairman

                               CINCINNATI FUND(R)

                           Portfolio Manager's Report

The bear market that continued in 2002 drove the broad equity market indexes down significantly. The year 2002 saw the S&P 500 Index decline by 22.09%, the Dow Jones Industrial Average fall by 15.07% and the NASDAQ Composite Index drop a whopping 31.25%. It was inevitable that Greater Cincinnati companies would not escape the damage done to corporate America by high-profile bankruptcies and a confidence crisis as accountants and investment bankers disclosed significant information and reporting inaccuracies with respect to a number of large firms. Although not directly included in the list of the much-publicized miscreants, local companies were nonetheless drawn into the whirlpool.

With little positive news to offset widespread market pessimism and global uncertainties, investors discounted the value of Greater Cincinnati regional stocks along with the broad equity markets, but to a lesser degree. After a relatively modest loss of 1.80% during the first six months of 2002, the Cincinnati Fund closed ranks with its brethren in the second half to end the year down 13.22%. Despite a significant stock market decline over the last three years (January 1, 2000 through December 31, 2002), the Cincinnati Fund has seen a somewhat limited drop of 12.28% versus an S&P 500 Index decline of 37.59% for the period. One ray of good news in 2002 was that, due to declining values in underlying stock positions, security transactions were able to be made without incurring net realized gains. As a result, the Fund had no capital gain distributions for the year.

                     TOP FIVE PERFORMERS
             JANUARY 1, 2002 - DECEMBER 31, 2002
                  (PRICE APPRECIATION ONLY)

Frisch's Restaurants, Inc.                        34.30%

E. W. Scripps Company - Class A                   16.59%

Meridian Bioscience, Inc.                         14.23%

Procter & Gamble Company                           9.45%

Duke Realty Corporation                            4.60%

                              CINCINNATI FUND(R)

                           Portfolio Manager's Report

                    TOP FIVE HOLDINGS
                 AS OF DECEMBER 31, 2002
             (AS A PERCERTAGE OF NET ASSETS)

Procter & Gamble Company                           8.10%

Fifth Third Bancorp                                6.86%

Cinergy Corp.                                      6.21%

E. W. Scripps Company - Class A                    5.89%

Cintas Corporation                                 5.89%

The domestic economy critically depends on capital markets to efficiently fund its business activity. As investors remain largely committed to the broad equity markets, we remain committed to our local economy. Greater Cincinnati companies -- employers and service providers for many shareholders of the Cincinnati Fund -- have demonstrated their value among successfully-run enterprises in the United States. From the Fund's inception on November 7, 1994 through the end of 1998, the Cincinnati Fund performed well with an average annual total return of 22.50%. However, in 1999 it failed to keep up with the technology stocks in what we now know was a sector market bubble. As the market returned to more realistic valuations, the Cincinnati Fund was relatively less impacted by the contraction.

We believe that Greater Cincinnati companies represent solid stock values and that their history of fiscal conservatism should continue to provide benefits to investors over the long term.

/s/ Patrick Rogers, CFA
-----------------------------
    Patrick Rogers, CFA
    Portfolio Manager

                               CINCINNATI FUND(R)

                           Portfolio Manager's Report

                         GROWTH OF A $10,000 INVESTMENT
             November 7, 1994 (inception date) - December 31, 2002

[LINE GRAPH]

---------------      -------------     ------------------
Cincinnati Fund      S&P 500 Index     Russell 2000 Index
---------------      -------------     ------------------
   $10,000.00          $10,000.00          $10,000.00
   $ 9,780.00          $ 9,635.80          $ 9,596.00
   $ 9,910.00          $ 9,778.70          $ 9,854.13
   $10,070.00          $10,032.26          $ 9,729.97
   $10,350.00          $10,422.52          $10,134.74
   $10,620.00          $10,730.08          $10,309.05
   $10,930.00          $11,045.55          $10,537.92
   $11,290.03          $11,486.27          $10,719.17
   $11,650.07          $11,753.09          $11,275.49
   $12,099.77          $12,142.12          $11,924.96
   $12,310.30          $12,172.60          $12,171.81
   $12,739.93          $12,686.28          $12,389.68
   $12,689.93          $12,640.99          $11,835.86
   $13,169.61          $13,194.66          $12,332.97
   $13,407.98          $13,448.79          $12,658.56
   $13,459.07          $13,906.59          $12,644.64
   $13,918.97          $14,035.50          $13,039.15
   $14,542.26          $14,170.67          $13,305.15
   $14,552.44          $14,379.54          $14,016.97
   $14,920.33          $14,749.10          $14,569.24
   $14,767.10          $14,805.29          $13,970.45
   $13,929.80          $14,151.19          $12,750.83
   $14,542.99          $14,449.64          $13,491.65
   $15,156.12          $15,261.71          $14,019.17
   $14,869.98          $15,682.63          $13,803.28
   $15,922.62          $16,866.67          $14,371.97
   $16,087.10          $16,532.54          $14,748.52
   $16,452.76          $17,564.17          $15,043.49
   $16,619.92          $17,702.93          $14,679.44
   $16,275.23          $16,977.11          $13,986.57
   $16,515.45          $17,988.94          $14,025.73
   $17,183.99          $19,082.67          $15,585.39
   $17,821.18          $19,937.57          $16,254.00
   $18,730.06          $21,522.61          $17,009.81
   $18,301.70          $20,316.91          $17,399.34
   $19,315.06          $21,428.25          $18,672.97
   $19,158.42          $20,711.69          $17,853.23
   $19,889.70          $21,670.43          $17,737.18
   $20,749.33          $22,042.51          $18,047.58
   $20,608.23          $22,284.98          $17,762.43
   $21,723.34          $23,892.17          $19,075.07
   $22,881.20          $25,115.69          $19,860.97
   $22,640.72          $25,368.36          $19,970.20
   $22,006.55          $24,932.27          $18,893.81
   $22,476.61          $25,945.02          $18,933.49
   $21,689.48          $25,670.01          $17,399.87
   $18,672.26          $21,963.26          $14,020.82
   $19,361.08          $23,370.22          $15,118.65
   $20,858.85          $25,271.16          $15,735.49
   $21,667.75          $26,802.84          $16,560.03
   $23,216.78          $28,347.22          $17,585.09
   $23,116.49          $29,532.70          $17,818.98
   $22,581.80          $28,614.83          $16,375.64
   $22,370.21          $29,759.71          $16,631.10
   $23,473.06          $30,912.30          $18,121.24
   $23,294.90          $30,182.46          $18,385.82
   $23,239.23          $31,857.59          $19,216.85
   $22,760.27          $30,863.63          $18,690.31
   $21,902.43          $30,709.31          $17,998.77
   $20,832.94          $29,867.57          $18,002.37
   $21,745.42          $31,757.59          $18,074.38
   $21,801.09          $32,403.22          $19,153.42
   $22,256.73          $34,311.77          $21,321.59
   $21,212.89          $32,589.32          $20,978.31
   $19,653.74          $31,973.38          $24,441.83
   $21,707.56          $35,100.38          $22,831.11
   $21,785.70          $34,043.86          $21,456.68
   $21,739.95          $33,345.96          $20,205.76
   $21,079.06          $34,169.60          $21,967.70
   $20,967.34          $33,636.56          $21,260.34
   $22,323.93          $35,725.39          $22,882.50
   $22,256.96          $33,839.09          $22,209.76
   $22,021.03          $33,696.96          $21,219.20
   $21,582.81          $31,041.64          $19,039.99
   $22,905.84          $31,193.75          $20,675.52
   $23,212.78          $32,301.12          $21,752.72
   $22,353.91          $29,358.49          $20,325.74
   $21,629.64          $27,500.10          $19,331.81
   $22,538.08          $29,634.11          $20,843.56
   $23,937.70          $29,832.66          $21,356.31
   $23,803.65          $29,107.72          $22,093.10
   $23,827.45          $28,822.47          $20,897.87
   $22,795.72          $27,021.06          $20,222.87
   $21,174.95          $24,840.46          $17,500.87
   $20,217.84          $25,314.92          $18,524.67
   $21,629.04          $27,256.57          $19,958.48
   $22,496.37          $27,496.43          $21,189.92
   $22,206.17          $27,094.98          $20,969.54
   $22,434.89          $26,572.05          $20,394.97
   $23,751.82          $27,571.16          $22,034.73
   $23,687.69          $25,900.34          $22,235.25
   $23,131.03          $25,711.27          $21,248.00
   $22,092.44          $23,880.63          $20,194.10
   $20,181.45          $22,020.33          $17,144.79
   $20,155.21          $22,163.46          $17,101.93
   $18,321.09          $19,756.51          $15,874.01
   $19,182.18          $21,493.10          $16,383.57
   $19,980.16          $22,756.90          $17,844.98
   $19,524.61          $21,421.07          $16,851.02


         CINCINNATI FUND
   AVERAGE ANNUAL TOTAL RETURNS
    AS OF DECEMBER 31, 2002

One Year                   (13.22%)

Five Years                  (1.21%)

Life of Fund                 8.56%

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

                               CINCINNATI FUND(R)

                    Portfolio of Investments - December 31,2002

SHARES                                                                                     VALUE
------                                                                                 -------------
              COMMON STOCKS - 96.0%
              CONSUMER DISCRETIONARY - 18.4%
 7,422        Clear Channel Communications, Inc. *                                     $     276,766
 6,900        E. W. Scripps Company - Class A                                                530,955
 5,000        Federated Department Stores, Inc. *                                            143,800
 7,058        Ford Motor Company                                                              65,639
 6,490        Frisch's Restaurants, Inc.                                                     134,668
 2,300        Gannett Co., Inc.                                                              165,140
 1,600        General Motors Corporation                                                      58,976
 5,700        Harte-Hanks, Inc.                                                              106,419
15,025        Pomeroy Computer Resources, Inc. *                                             175,793
                                                                                       -------------
                                                                                           1,658,156
                                                                                       -------------
              CONSUMER STAPLES - 12.5%
   200        J. M. Smucker Company                                                            7,962
24,900        Kroger Co. *                                                                   384,705
 8,500        Procter & Gamble Company                                                       730,490
                                                                                       -------------
                                                                                           1,123,157
                                                                                       -------------
              ENERGY - 1.5%
 4,700        Ashland Inc.                                                                   134,091
                                                                                       -------------
              FINANCIALS - 29.5%
 8,300        American Financial Group, Inc.                                                 191,481
10,529        Cincinnati Financial Corporation                                               395,364
11,300        Duke Realty Corporation                                                        287,585
10,572        Fifth Third Bancorp                                                            618,991
 2,046        First Financial Bancorp                                                         33,536
 2,300        Great American Financial Resources, Inc.                                        39,560
 3,804        KeyCorp                                                                         95,632
11,200        Midland Company                                                                212,800
 3,000        Ohio Casualty Corporation *                                                     38,850
 1,700        PNC Financial Services Group, Inc.                                              71,230
 8,125        Provident Financial Group, Inc.                                                211,494
21,900        U. S. Bancorp                                                                  464,718
                                                                                       -------------
                                                                                           2,661,241
                                                                                       -------------
              HEALTH CARE - 5.3%
 5,100        Johnson & Johnson                                                              273,921
 4,700        Kendle International Inc. *                                                     41,365
 9,522        Meridian Bioscience, Inc.                                                       65,511
 4,000        Omnicare, Inc.                                                                  95,320
                                                                                       -------------
                                                                                             476,117
                                                                                       -------------

                 See accompanying notes to financial statements.

                               CINCINNATI FUND(R)

                  Portfolio of Investments - December 31, 2002

SHARES                                                                                     VALUE
------                                                                                 -------------
              INDUSTRIALS - 20.1%
11,800        Chemed Corporation                                                       $     417,130
11,600        Cintas Corporation                                                             530,700
13,200        Convergys Corporation *                                                        199,980
 2,700        Delta Air Lines, Inc.                                                           32,670
10,900        General Electric Company                                                       265,415
24,550        LSI Industries Inc.                                                            340,017
 4,100        Milacron Inc.                                                                   24,395
                                                                                       -------------
                                                                                           1,810,307
                                                                                       -------------
              MATERIALS - 1.7%
 2,000        AK Steel Holding Corporation                                                    16,000
 6,000        Multi-Color Corporation *                                                      101,580
 6,000        NS Group, Inc. *                                                                39,120
                                                                                       -------------
                                                                                             156,700
                                                                                       -------------
              TELECOMMUNICATION SERVICES - 0.8%
   260        AT&T Corp.                                                                       6,789
18,700        Broadwing Inc. *                                                                65,824
                                                                                       -------------
                                                                                              72,613
                                                                                       -------------
              UTILITIES - 6.2%
16,600        Cinergy Corp.                                                                  559,752
                                                                                       -------------
                  Total common stocks (cost $5,657,536)                                    8,652,134

              REPURCHASE AGREEMENT - 4.0% **
              1.05% repurchase agreement with U. S. Bank, N. A., dated December 31,
                  2002, due January 2, 2003 (repurchase proceeds $361,021)                   361,000
                                                                                       -------------
                  Total common stocks and repurchase agreement - 100.0%                    9,013,134
              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                     3,774
                                                                                       -------------
              NET ASSETS - 100.0%                                                      $   9,016,908
                                                                                       =============

*  Non-income producing.

** Repurchase agreement fully collateralized by U. S. Government Agency obligations.

                 See accompanying notes to financial statements.

                              CINCINNATI FUND(R)

           Statement of Assets and Liabilities - December 31, 2002

ASSETS:
Common stocks, at value (cost $5,657,536)                                              $   8,652,134
Repurchase agreement                                                                         361,000
Cash                                                                                             403
Dividends and interest receivable                                                             13,425
Other assets                                                                                   5,408
                                                                                       -------------
    Total assets                                                                           9,032,370
                                                                                       -------------
LIABILITIES:
Payable for Fund shares redeemed                                                               7,549
Accrued investment advisory and management fees                                                  131
Other accrued expenses and liabilities                                                         7,782
                                                                                       -------------
    Total liabilities                                                                         15,462
                                                                                       -------------

NET ASSETS                                                                             $   9,016,908
                                                                                       =============
NET ASSETS CONSIST OF:
Paid-in capital                                                                        $   6,025,906
Undistributed net investment income                                                            6,547
Accumulated net realized loss on investment transactions                                     (10,143)
Net unrealized appreciation on investments                                                 2,994,598
                                                                                       -------------
    Net assets                                                                         $   9,016,908
                                                                                       =============
FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                                        584,385
                                                                                       =============
NET ASSET VALUE, OFFERING PRICE AND
    REDEMPTION PRICE PER SHARE                                                         $       15.43
                                                                                       =============

                 See accompanying notes to financial statements.

                               CINCINNATI FUND(R)

   Statement of Operations - For the Year Ended December 31, 2002

INVESTMENT INCOME:
Dividends                                                                              $    179,034
Interest                                                                                      3,274
                                                                                       ------------
    Total investment income                                                                 182,308
                                                                                       ------------
EXPENSES:
Transfer agent and accounting fees                                                           78,000
Investment advisory and management fees                                                      50,207
Reports to shareholders                                                                      15,948
Professional fees                                                                            11,171
Trustees' fees                                                                               10,789
Registration fees                                                                             9,393
Custodian fees                                                                                7,984
Insurance expense                                                                             3,129
Other expenses                                                                                4,421
                                                                                       ------------
    Total expenses                                                                          191,042
Investment advisory and management fees waived                                              (15,281)
                                                                                       ------------
    Net expenses                                                                            175,761
                                                                                       ------------
NET INVESTMENT INCOME                                                                         6,547
                                                                                       ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investment transactions                                                (10,143)
Net decrease in unrealized appreciation on investments                                   (1,390,702)
                                                                                       ------------
    Net realized and unrealized loss on investments                                      (1,400,845)
                                                                                       ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                             $ (1,394,298)
                                                                                       ============

                 See accompanying notes to financial statements.

                               CINCINNATI FUND(R)

                      Statements of Changes in Net Assets

                                                                                                 Year Ended December 31,
                                                                                            ---------------------------------
                                                                                                2002                 2001
                                                                                            ------------        -------------
FROM OPERATIONS:
Net investment income (loss)                                                                $      6,547        $        (479)
Net realized gain (loss) on investment transactions                                              (10,143)             316,278
Net decrease in unrealized appreciation on investments                                        (1,390,702)            (525,049)
                                                                                            ------------        -------------
    Net decrease in net assets from operations                                                (1,394,298)            (209,250)
                                                                                            ------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                                            --                 (311)
From net realized gain on investment transactions                                                     --             (326,421)
                                                                                            ------------        -------------
    Decrease in net assets from distributions to shareholders                                         --             (326,732)
                                                                                            ------------        -------------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                                        479,024              380,306
Net asset value of shares issued in reinvestment of distributions to shareholders                     --              319,568
Payments for shares redeemed                                                                    (946,189)          (1,167,610)
                                                                                            ------------        -------------
    Net decrease in net assets from Fund shares transactions                                    (467,165)            (467,736)
                                                                                            ------------        -------------

NET DECREASE IN NET ASSETS                                                                    (1,861,463)          (1,003,718)
NET ASSETS:
Beginning of year                                                                             10,878,371           11,882,089
                                                                                            ------------        -------------
End of year                                                                                 $  9,016,908        $  10,878,371
                                                                                            ============        =============
UNDISTRIBUTED NET INVESTMENT INCOME                                                         $      6,547        $          --
                                                                                            ============        =============
FUND SHARE TRANSACTIONS:
Shares sold                                                                                       27,526               20,848
Shares issued in reinvestment of distributions to shareholders                                        --               17,853
Shares redeemed                                                                                  (55,144)             (63,495)
                                                                                            ------------        -------------
    Net decrease in Fund shares outstanding                                                      (27,618)             (24,794)
Shares outstanding, beginning of year                                                            612,003              636,797
                                                                                            ------------        -------------
Shares outstanding, end of year                                                                  584,385              612,003
                                                                                            ============        =============

                 See accompanying notes to financial statements.

                               CINCINNATI FUND(R)

         Financial Highlights - Per Share Data For a Share Outstanding

                                                                Year Ended December 31,
                                                -------------------------------------------------------
                                                    2002         2001       2000       1999       1998
                                                -----------    -------    -------   --------    -------
BEGINNING NET ASSET VALUE                       $     17.78    $ 18.66    $ 19.84   $  20.84    $ 18.98
                                                -----------    -------    -------   --------    -------
INVESTMENTS OPERATIONS:
Net investment income                                  0.01         --       0.04       0.12       0.06
Net gain (loss) on investments                        (2.36)     (0.33)      0.53      (0.98)      2.20
                                                -----------    -------    -------   --------    -------
    Total from investment operations                  (2.35)     (0.33)      0.57      (0.86)      2.26
                                                -----------    -------    -------   --------    -------
DISTRIBUTIONS:
Dividends from net investment income                     --         --      (0.04)     (0.12)     (0.06)
Distributions from net realized gain                     --      (0.55)     (1.71)     (0.02)     (0.34)
                                                -----------    -------    -------   --------    -------
    Total distributions                                  --      (0.55)     (1.75)     (0.14)     (0.40)
                                                -----------    -------    -------   --------    -------
ENDING NET ASSET VALUE                          $     15.43    $ 17.78    $ 18.66   $  19.84    $ 20.84
                                                ===========    =======    =======   ========    =======
TOTAL RETURN                                         (13.22%)    (1.79%)     2.92%     (4.13%)    11.89%

ENDING NET ASSETS (000'S)                       $     9,017    $10,878    $11,882   $ 19,880    $26,544

AVERAGE NET ASSETS RATIOS:
Net expenses                                           1.75%      1.77%      1.44%      1.28%      1.37%
Net investment income                                  0.07%      0.00%      0.17%      0.49%      0.30%

PORTFOLIO TURNOVER RATE                                   0%         6%         0%        22%         8%

                See accompanying notes to financial statements.

                               CINCINNATI FUND(R)

               Notes to Financial Statements - December 31, 2002

1.       SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of two diversified mutual funds. The financial statements of the Cincinnati Fund (the Fund) are included in this report. The investment objective of the Fund is capital appreciation by investing in the stock of companies with an important business presence in the Greater Cincinnati area. The Fund is more susceptible to factors adversely affecting companies with an important business presence in the Greater Cincinnati area than a fund that is not concentrated in the same geographic region. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies:

Investments valuation - The Fund normally values common stocks at the last reported sales price as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time). Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

Investment transactions, investment income and expenses - Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the Board of Trustees.

Distributions to shareholders - Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

Federal income taxes - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

At December 31, 2002, on a tax basis, the Fund had undistributed ordinary income of $6,547; a net capital loss carryforward expiring December 31, 2010 of $10,143; and, based on a federal income tax cost of $5,657,536, gross unrealized appreciation on common stocks of $3,359,112 and gross unrealized depreciation of $364,514. There were no differences between the book basis and tax basis of either distributable earnings as of December 31, 2002, or distributions paid for the years ended December 31, 2002 and 2001.

                               CINCINNATI FUND(R)

               Notes to Financial Statements - December 31, 2002

Repurchase agreements - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.       TRANSACTIONS WITH AFFILIATES
The Fund pays the Adviser an investment advisory and management fee computed at an annual rate of 0.50% of the Fund's average daily net assets.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 2.00% of the Fund's average daily net assets, the advisory contract requires the Adviser to waive some or all of its fee as necessary to limit the Fund's expenses to this level. The Adviser further committed through December 31, 2003 to waive some or all of its fee if the Fund's expense ratio exceeds 1.75%. Any waiver, however, cannot exceed the aggregate advisory fee paid by the Fund for the applicable year. Accordingly, for the year ended December 31, 2002, the Adviser waived investment advisory and management fees of $15,281.

The Adviser provides shareholder, transfer, dividend disbursing, accounting and administrative services to the Fund. The Fund compensates the Adviser for these services at a fixed rate of $4,000 per month, plus the greater of $2,500 per month or an annual rate of 0.20% of the Fund's average daily net assets.

3.       INVESTMENT TRANSACTIONS
For the year ended December 31, 2002, proceeds from sales of investment securities (excluding short-term investments) totaled $719,763. There were no purchases of long-term investment securities during the year.

4.       BANK LINE OF CREDIT
The Fund has an uncommitted $475,000 bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, which expires October 31, 2003, bear interest at the bank's prime rate minus 0.50%. There are no fees associated with maintaining this facility. During the year ended December 31, 2002, there were no borrowings on this line of credit.

                               CINCINNATI FUND(R)

                         Report of Independent Auditors

To the Board of Trustees and Shareholders of the Cincinnati Fund of The Gateway Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Cincinnati Fund (one of the funds constituting The Gateway Trust) as of December 31, 2002, the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights presented herein for each of the respective years ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on the statement of changes in net assets and financial highlights in their report dated January 17, 2002.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cincinnati Fund of The Gateway Trust as of December 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                   ERNST & YOUNG LLP

Cincinnati, Ohio
January 17, 2003

                              CINCINNATI FUND(R)

             Management Information - December 31, 2002 (Unaudited)

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH TRUSTEE WHO IS NOT AN "INTERESTED PERSON" OF THE GATEWAY TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

James M. Anderson, Cincinnati Children's Hospital Medical Center, 3333 Burnet Avenue, Cincinnati, Ohio 45229; Trustee of The Gateway Trust since April 1997; Trustee of the Gateway Variable Insurance Trust since October 2002; Oversees Three Portfolios in Fund Complex*; Cincinnati Children's Hospital Medical Center, President and Chief Executive Officer since November 1996; Trustee of Cincinnati Children's Hospital Medical Center; Director of Union Central Life; Director of Cincinnati Stock Exchange. Age 61.

Stefen F. Brueckner, The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Trustee of The Gateway Trust since October 1992; Oversees Two Portfolios in Fund Complex*; Humana, Inc. (insurance), Vice President Market Operations since July 2001; ProMutual Group (insurance), President and Chief Executive Officer from 1998 to 2000; Anthem Companies, Inc. (insurance), President and Chief Executive Officer from 1995 to 1998. Age 53.

Kenneth A. Drucker, Sequa Corporation, 200 Park Avenue, New York, New York 10166; Trustee of The Gateway Trust since April 1986; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex*; Sequa Corporation (industrial equipment), Vice President and Treasurer since 1987. Age 57.

Beverly J. Fertig, The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Trustee of The Gateway Trust since September 1988; Oversees Two Portfolios in Fund Complex*; National Association of Securities Dealers, Inc., Arbitrator since January 1992. Age 72.

R. S. (Dick) Harrison, 4040 Mt. Carmel Road, Cincinnati, Ohio 45244; Trustee of The Gateway Trust since April 1996; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex*; Retired; Director of Anderson Bank Company of Cincinnati, Ohio. Age 71.

William Harding Schneebeck, 251 Indian Harbor Road, Vero Beach, Florida 32963; Trustee of The Gateway Trust since April 1986; Oversees Two Portfolios in Fund Complex*; Retired. Age 74.

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH TRUSTEE WHO IS AN "INTERESTED PERSON" OF THE GATEWAY TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940. EACH IS A DIRECTOR, OFFICER AND EMPLOYEE OF THE TRUST'S ADVISER, AND AN OFFICER AND A TRUSTEE OF THE TRUST.

Walter G. Sall, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Chairman of The Gateway Trust since December 1977 and Trustee of The Gateway Trust since April 1986; Chairman and Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex*; Gateway Investment Advisers, L.P., Chairman and Chief Executive Officer since 1995; Director of Melmedica Children's Healthcare, Inc.; Director of Anderson Bank Company of Cincinnati, Ohio. Age 58.

J. Patrick Rogers, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; President of The Gateway Trust since January 1997 and Trustee of The Gateway Trust since December 1998; Co-Portfolio Manager of the Gateway Fund from 1994 to 1997; Portfolio Manager of the Gateway Fund since 1997; Portfolio Manager of the Cincinnati Fund since 1994; Portfolio Manager of the Gateway VIT Fund since 2001; President of the Gateway Variable Insurance Trust since October 2001; Oversees Two Portfolios in Fund Complex*; Gateway Investment Advisers, L.P., President since 1995. Age 38.

                             CINCINNATI FUND(R)

             Management Information - December 31, 2002 (Unaudited)

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH OFFICER OF THE GATEWAY TRUST AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940.

Gary H. Goldschmidt, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Vice President and Treasurer of The Gateway Trust since April 2000; Vice President and Treasurer of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., Controller since December 1999; Countrywide Fund Services, Inc. (mutual fund service provider), Vice President and Financial Reporting Manager from 1993 to 1999. Age 40.

Geoffrey Keenan, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Vice President of The Gateway Trust since April 1996; Vice President of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., Executive Vice President and Chief Operating Officer since December 1995. Age 44.

Donna M. Squeri, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Secretary of The Gateway Trust since October 1995; Secretary of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., General Counsel since December 1995. Age 43.

* As of December 31, 2002, "Fund Complex" refers to The Gateway Trust and the Gateway Variable Insurance Trust.

The Statement of Additional Information includes additional information regarding the Trustees and is available without charge, upon request, by calling 800.354.6339.

                               CINCINNATI FUND(R)

                   Change in Independent Auditor (Unaudited)

On August 13, 2002, Arthur Andersen LLP (Arthur Andersen) was dismissed as independent auditor of the Fund, and Ernst & Young LLP (Ernst & Young) was selected as the Fund's new independent auditor. The Fund's selection of Ernst & Young as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

Arthur Andersen's reports on the Fund's financial statements for the years ended December 31, 2001 and 2000 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years, and through the date of Arthur Andersen's dismissal, there were no disagreements between the Fund and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.

                                  Affordability

                        $1,000 Minimum Initial Investment

                       $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                            No Annual Account Charges

                               No-Fee IRA Accounts

                                   Convenience

                 Free Telephone Exchanges Between Gateway Funds

                             Automatic Investment Program

                          Systematic Withdrawal Program

                             Telephone Redemptions

                                   Flexibility

      The Cincinnati Fund(R) is available for numerous investment options:

                                   Individuals

                                      IRAs

                                     Trusts

                                  Pension Plans

                                 Gifts to Minors

ITEM 2.           CODE OF ETHICS.

Not applicable to Annual Reports for the period ended December 31, 2002.

ITEM 3.           AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to Annual Reports for the period ended December 31, 2002.

ITEMS 4-8.        [RESERVED]

ITEM 9.           CONTROLS AND PROCEDURES.

Not applicable to Annual Reports for the period ended December 31, 2002.

ITEM 10.          EXHIBITS.

Certifications required by Item 10(b) of Form N-CSR are filed herewith.

(a) Not applicable to Annual Reports for the period ended December 31, 2002.

(b) Exhibit 99. CERT Certification Required by Item 10(b) of Form N-CSR.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Gateway Trust

By /s/ Walter G. Sall
   -------------------------
   Walter G. Sall, Chairman

Date March 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /s/ Walter G. Sall
      ----------------------
      Walter G. Sall, Chairman

Date March 3, 2003

By    /s/ Gary H. Goldschmidt
      ----------------------
      Gary H. Goldschmidt
      Vice President and Treasurer

Date March 3, 2003